Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 363,400
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	19.75
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	(363,400)
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	19.75
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	$ 0